Redeemable convertible preferred shares - Significant estimates used to calculate fair value (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Series A Preferred Stock
Redeemable convertible preferred shares
Beginning balance	$ 5,597
Accretion to redemption value	235
Conversion to Class A ordinary shares	(5,832)
Ending balance
Series B Preferred Stock
Redeemable convertible preferred shares
Beginning balance	9,807
Accretion to redemption value	1,427
Conversion to Class A ordinary shares	(11,234)
Ending balance
Series C Preferred Stock
Redeemable convertible preferred shares
Beginning balance	10,733
Conversion to Class A ordinary shares	(10,733)
Ending balance
Series D Preferred Stock
Redeemable convertible preferred shares
Beginning balance	43,956
Gain from wavier on anti-dilution	(632)
Conversion to Class A ordinary shares	(43,324)
Ending balance
Series E Preferred Stock
Redeemable convertible preferred shares
Beginning balance	18,845
Conversion to Class A ordinary shares	$ (18,845)
Ending balance